Interests in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2019
Interests In Other Entities [Abstract]
Disclosure of interests in associates

Principal associates of HSBC
	At
	30 Jun 2019		31 Dec 2018
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	18,166	10,734	17,754	10,991
The Saudi British Bank	4,496	6,512	3,557	5,222

1	Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

At
	30 Jun 2019			31 Dec 2018
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	20.2	18.2	10.7	18.0	17.8	11.0

Sensitivity of VIU to reasonably possible changes in key assumptions
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
• Long-term profit growth rate	Decrease by 87 basis points
• Long-term asset growth rate	Increase by 74 basis points
• Discount rate	Increase by 106 basis points
• Expected credit losses as a percentage of customer advances	Increase by 14 basis points
• Risk-weighted assets as a percentage of total assets	Increase by 515 basis points
• Cost-income ratio	Increase by 327 basis points
• Long-term effective tax rate	Increase by 750 basis points
• Capital requirements – capital adequacy ratio	Increase by 97 basis points
• Capital requirements – tier 1 capital adequacy ratio	Increase by 172 basis points
The following table further illustrates the impact on VIU of reasonably possible changes to key assumptions. This reflects the sensitivity of the VIU to each key assumption on its own. It is possible that more than one favourable and/or unfavourable change may occur at the same time. The selected rates of reasonably possible changes to key assumptions are largely based on external analysts’ forecasts, which can change period to period.

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 30 Jun 2019
Long-term profit growth rate	—	—	20.2	(50)	(1.2)	19.0
Long-term asset growth rate	(50)	1.2	21.4	—	—	20.2
Discount rate	(72)	1.7	21.9	38	(0.8)	19.4
Expected credit losses as a percentage of customer advances	2019 to 2022: 0.90% 2023 onwards: 0.69%	0.2	20.4	2019 to 2022: 0.95% 2023 onwards: 0.79%	(1.1)	19.1
Risk-weighted assets as a percentage of total assets	(125)	0.5	20.7	150	(0.6)	19.6
Cost-income ratio	(190)	1.4	21.6	—	—	20.2
Long-term effective tax rate	(345)	1.0	21.2	250	(0.7)	19.5
Earnings in short to medium term – compound annual growth rate[1]	102	1.0	21.2	(272)	(1.7)	18.5
Capital requirements – capital adequacy ratio	—	—	20.2	273	(6.2)	14.0
Capital requirements – tier 1 capital adequacy ratio	—	—	20.2	273	(4.5)	15.7
At 31 Dec 2018
Long-term profit growth rate	100	2.6	20.6	(10)	(0.2)	17.8
Long-term asset growth rate	(10)	0.3	18.3	100	(2.8)	15.3
Discount rate	(142)	3.2	21.3	28	(0.5)	17.5
Expected credit losses as a percentage of customer advances	2018 to 2022: 0.70% 2023 onwards: 0.65%	0.9	18.9	2018 to 2022: 0.83% 2023 onwards: 0.77%	(1.0)	17.0
Risk-weighted assets as a percentage of total assets	(140)	0.5	18.6	80	(0.3)	17.8
Cost-income ratio	(160)	1.1	19.2	200	(1.4)	16.7
Long-term effective tax rate	(280)	0.7	18.7	250	(0.6)	17.5
Earnings in short to medium term – compound annual growth rate[1,2]	204	1.1	19.1	(366)	(1.8)	16.2
Capital requirements – capital adequacy ratio	—	—	18.0	258	(5.0)	13.0
Capital requirements – tier 1 capital adequacy ratio	—	—	18.0	243	(3.2)	14.8

1	Based on management’s explicit forecasts over the short to medium term.

2	Amounts at 31 December 2018 have been updated to align with the 2019 approach to describe the impact of the change in isolation.